UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2008

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

Smead Value Fund
Schedule of Investments
February 29, 2008 (Unaudited)

		Shares		Value
COMMON STOCKS - 97.97%
Automobiles - 5.14%
Harley-Davidson, Inc.		3,010		$111,852
Toyota Motor Corp. - ADR (a)		975		105,836
Total Automobiles				217,688

Capital Markets - 4.59%
Legg Mason, Inc.		2,945		194,488

Commercial Banks - 4.47%
Wachovia Corp.		6,195		189,691

Consumer Finance - 2.77%
SLM Corp.		5,995		117,562

Diversified Financial Services - 3.33%
Citigroup, Inc.		1,710		40,544
J.P. Morgan Chase & Co.		2,480		100,812
Total Diversified Financial Services				141,356

Diversified Telecommunication Services - 9.42%
AT&T, Inc.		5,715		199,053
Verizon Communications, Inc.		5,515		200,305
Total Diversified Telecommunication Services				399,358

Food & Staples Retailing - 6.44%
Walgreen Co.		3,180		116,102
Wal-Mart Stores, Inc.		3,165		156,952
Total Food & Staples Retailing				273,054

Hotels, Restaurants & Leisure - 4.64%
Starbucks Corp. (a)		10,935		196,502

Insurance - 8.31%
American International Group, Inc.		4,030		188,846
Berkshire Hathaway, Inc. (a)		35		163,607
Total Insurance				352,453

Internet & Catalog Retail - 3.68%
eBay, Inc. (a)		5,915		155,919

IT Services - 4.67%
Accenture Ltd.		5,610		197,753

Media - 7.96%
Citadel Broadcasting Corp.		210		221
Comcast Corp. (a)		7,020		135,837
The Walt Disney Co.		6,210		201,266
Total Media				337,324

Multiline Retail - 3.70%
Nordstrom, Inc.		4,240		157,007

Oil, Gas & Consumable Fuels - 2.49%
ChevronTexaco Corp.		1,220		105,725

Pharmaceuticals - 14.25%
Abbott Laboratories		3,180		170,289
Merck & Co., Inc.		4,540		201,122
Mylan Laboratories		10,695		126,629
Pfizer, Inc.		4,765		106,164
Total Pharmaceuticals				604,204

Software - 6.89%
Microsoft Corp.		10,725		291,935

Specialty Retail - 5.05%
Cabela's, Inc. (a)		6,060		82,113
Home Depot, Inc.		4,970		131,953
Total Specialty Retail				214,066

Thrifts & Mortgage Finance - 0.17%
Washington Mutual, Inc.		476		7,045

TOTAL COMMON STOCKS (Cost $4,456,851)				4,153,130

SHORT TERM INVESTMENTS - 19.67%
AIM STIC Prime Portfolio
5.020% (b)		180,000		180,000
Dreyfus Cash Management
3.590% (b)		168,633		168,633
Evergreen Institutional Money Market Fund
3.650%		194,406		194,406
Fidelity Institutional Money Market Fund
3.470%		180,000		180,000
SEI Daily Income Prime Obligation Fund
3.490%		110,930		110,930

TOTAL SHORT TERM INVESTMENTS (Cost $833,969)				833,969

Total Investments (Cost $5,290,820) - 117.64%				4,987,099
Liabilities in Excess of Other Assets - (17.64)%				(747,833)
TOTAL NET ASSETS - 100.00%				$4,239,266

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Variable Rate

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments			$ 5,290,820
	Gross unrealized appreciation		26,642
	Gross unrealized depreciation		(330,363)
	Net unrealized depreciation		$ (303,721)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November
30, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008